Financial investments - Summary of credit quality and maximum exposure to credit risk (Detail) - Debt instruments measured at fair value through other comprehensive income [member] - PEN (S/)
S/ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Impaired individually impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	S/ 418
Impaired collectively impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	16,716,517	S/ 17,629,787
Stage 1 [member] | Impaired individually impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
Stage 1 [member] | Impaired collectively impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	15,770,778	16,733,281
Stage 2 [member] | Impaired individually impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
Stage 2 [member] | Impaired collectively impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	945,321	896,506
Stage 3 [member] | Impaired individually impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	418
Stage 3 [member] | Impaired collectively impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	418
High grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	2,271,038	1,917,827
High grade [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	2,271,038	1,917,827
High grade [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
High grade [member] | Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
Standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	14,445,061	15,711,960
Standard grade [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	13,499,740	14,815,454
Standard grade [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	945,321	896,506
Standard grade [member] | Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
Sub-standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	0	0
Sub-standard grade [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
Sub-standard grade [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	0	S/ 0
Sub-standard grade [member] | Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk